Interest in Joint Ventures	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Interest in Joint Ventures
20.	INTEREST IN JOINT VENTURES

	2017	2018
Share of net assets	2,368	3,966

The following list contains the particulars of a material joint venture, which is unlisted corporate entity which has no available quoted market price:

Name	Form of business structure	Place of incorporation and business	Proportion of ownership interest held by a subsidiary	Paid up capital	Principal activities
Merchants Union Consumer Finance Company Limited (“MUCFC”)	Incorporated	The PRC	50%	RMB 3,868,960,000	Consumer finance consulting in the PRC

Summarized financial information of the material joint venture, adjusted for any differences in accounting policies, and reconciled to the carrying amount in the consolidated financial statements, are disclosed below:

	MUCFC
	2017	2018
Assets	46,980	74,748
Liabilities	(42,339)	(66,854)
Equity	(4,641)	(7,894)
Revenue	4,163	6,956
Income for the year	1,189	1,253
Total comprehensive income for the year	1,189	1,253
Included in above income:
Interest income	5,593	9,887
Interest expense	(1,516)	(3,079)
Income tax expense	(383)	(391)
Reconciled to the Group’s interests in the joint venture:
Net assets of the joint venture	4,641	7,894
The Group’s effective interest	50%	50%

Carrying amount in the consolidated financial statements	2,321	3,947